Commitments and Contingencies (Details) - USD ($)					1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 17, 2024	Mar. 15, 2024	Oct. 23, 2023	Mar. 16, 2023	Feb. 28, 2023	Jan. 31, 2023	Mar. 30, 2025	Mar. 31, 2024	Jun. 29, 2023	Dec. 29, 2024	Dec. 31, 2023	Feb. 22, 2024
Commitments and Contingencies [Line Items]
Loss contingency in accrued expenses and other current liabilities							$ 7,700,000			$ 7,700,000	$ 7,700,000
Damages amount				$ 220,000,000
Subsidiaries indemnity obligations												$ 6,900,000
Accrual amount of legal loss										$ 6,900,000	6,900,000
Additional expense							$ 100,000	$ 0	$ 2,000,000		30,700,000
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]							Other long-term liabilities			Other long-term liabilities
Letters of credit outstanding							$ 3,500,000			$ 3,500,000
Restricted cash accounts							3,800,000			3,800,000	3,800,000
Current portion of finance lease liabilities							2,067,000			2,053,000
current portion of operating lease liabilities							1,436,000			1,412,000
Noncurrent portion of finance lease liabilities										1,800,000
Noncurrent portion of operating lease liabilities							$ 1,887,000			2,263,000	664,000
Legal loss										6,900,000	6,900,000
Siemens Litigation [Member]
Commitments and Contingencies [Line Items]
Damages amount			$ 6,900,000
Fees, expenses, and pre-judgment interest		$ 2,670,000
SolarPark Korea Co., LTD [Member]
Commitments and Contingencies [Line Items]
Demanded amount						$ 80,000,000
Damages amount					$ 26,400,000
Attorney [Member]
Commitments and Contingencies [Line Items]
Attorneys’ fees and costs	$ 2,000,000
Accrual amount of legal loss										$ 2,000,000	$ 7,700,000